Consolidated Statements of Changes in Temporary Equity and Permanent Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Social Finance, Inc.
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0	$ 0	$ 0